Pension Plans (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
UK Pension Benefits
Weighted-average assumptions to determine benefit obligations:
Discount rate	4.40%	4.80%
Rate of compensation increase	2.30%	2.10%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.80%	5.50%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	2.10%	2.60%
US Pension Benefits
Weighted-average assumptions to determine benefit obligations:
Discount rate	4.10%	4.60%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.60%	5.60%
Expected return on plan assets	7.30%	7.50%